Finance income and expense (Tables)	3 Months Ended
Mar. 31, 2024
Finance Income and Expense [Abstract]
Finance Income and Expense
	Three Months Ended March 31,
	2024	2023
	$’000	$’000
Finance income
Finance income on cash, cash equivalents and other financial assets	558	-
Gain on cash equivalents and other financial assets at fair value through profit and loss (“FVTPL”)	1,057	465
Interest income under effective interest rate method at fair value through other comprehensive income (“FVOCI”)	1,055	1,024
Finance income	2,670	1,489

Finance expense
Finance expense on investments	(166)	(153)
Finance expense on lease liability	(13)	(18)
Finance expense	(179)	(171)